Property, plant and equipment - Disclosure of Reconciliation of Changes in Property, Plant and Equipment (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	SFr 8,146
Property, plant and equipment at end of period	7,235	SFr 8,146
Lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,590
Property, plant and equipment at end of period	1,986	1,590
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	59
Property, plant and equipment at end of period	44	59
IT hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	186
Property, plant and equipment at end of period	143	186
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,001
Property, plant and equipment at end of period	4,802	6,001
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	309
Property, plant and equipment at end of period	260	309
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	20,887	20,049
Additions	1,177	933
Disposals	(132)	(96)
Property, plant and equipment at end of period	21,932	20,887	SFr 20,049
Cost | Lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	8,754	8,337
Additions	1,019	438
Disposals	(127)	(22)
Property, plant and equipment at end of period	9,646	8,754	8,337
Cost | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	711	660
Additions	20	51
Disposals	0	0
Property, plant and equipment at end of period	731	711	660
Cost | IT hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,199	1,119
Additions	121	154
Disposals	(5)	(74)
Property, plant and equipment at end of period	1,315	1,199	1,119
Cost | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	9,616	9,616
Additions	0		0
Disposals	0	0
Property, plant and equipment at end of period	9,616	9,616	9,616
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	607	317
Additions	17	290
Disposals	0	0
Property, plant and equipment at end of period	624	607	317
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(12,741)	(10,662)
Depreciation charge for the year	(2,088)	(2,174)
Disposals	132	96
Property, plant and equipment at end of period	(14,697)	(12,741)	(10,662)
Accumulated depreciation | Lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7,164)	(6,602)
Depreciation charge for the year	(623)	(583)
Disposals	127	22
Property, plant and equipment at end of period	(7,660)	(7,164)	(6,602)
Accumulated depreciation | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(653)	(617)
Depreciation charge for the year	(34)	(36)
Disposals	0	0
Property, plant and equipment at end of period	(687)	(653)	(617)
Accumulated depreciation | IT hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,012)	(757)
Depreciation charge for the year	(165)	(329)
Disposals	5	74
Property, plant and equipment at end of period	(1,172)	(1,012)	(757)
Accumulated depreciation | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,615)	(2,414)
Depreciation charge for the year	(1,200)	(1,200)
Disposals	0	0
Property, plant and equipment at end of period	(4,815)	(3,615)	(2,414)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(298)	(273)
Depreciation charge for the year	(66)	(25)
Disposals	0	0
Property, plant and equipment at end of period	SFr (364)	SFr (298)	SFr (273)